Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF

Portfolio of Investments
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Diversified Fixed Income Allocation ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities 15 .0%
Federal Home Loan Mortgage Corp.
08/01/2047 3.500% 337,078 305,253
08/01/2049 3.500% 97,403 87,419
08/01/2049 4.000% 97,143 89,879
09/01/2049 3.500% 118,467 106,297
09/01/2049 4.000% 130,866 121,414
10/01/2049 3.500% 132,926 118,967
11/01/2049 3.500% 129,496 116,191
02/01/2050
3.500% 146,113 131,039
Federal National Mortgage Association
09/01/2047 4.000% 148,780 137,208
03/01/2048 4.000% 270,691 249,610
04/01/2049 3.500% 34,432 30,927
05/01/2049 4.000% 27,959 25,964
08/01/2049 3.500% 100,525 90,210
09/01/2049 3.500% 190,467 170,901
09/01/2049 3.500% 113,929 102,122
10/01/2049 3.500% 121,770 109,234
12/01/2049 3.500% 136,912 122,772
02/01/2050
3.500% 139,661 124,860
Uniform Mortgage-Backed Security, TBA
(a)
08/01/2056 4.500% 2,360,000 2,215,870
08/01/2056 5.000% 12,820,000 12,370,863
08/01/2056 5.500% 19,355,000 19,153,808
08/01/2056 6.000% 16,090,000 16,267,178
08/01/2056
6.500% 5,490,000 5,659,631
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 58,844,718 ) 57,907,617
Corporate Bonds 47 .9%
Advertising 0.6%
Clear Channel Outdoor Holdings, Inc.
(b)
02/15/2031 7.125% 250,000 257,855
03/15/2033 7.500% 400,000 419,817
Neptune Bidco U.S., Inc.
(b)
04/15/2029 9.290% 500,000 509,463
02/15/2033 9.500% 500,000 509,530
Omnicom Group, Inc.
06/02/2033 5.000% 100,000 96,542
Stagwell Global LLC
(b)
08/15/2029 5.625% 450,000 437,684
Total 2,230,891
Aerospace & Defense 0.7%
Boeing Co.
05/01/2034 6.528% 330,000 353,125
Embraer Netherlands Finance BV
01/09/2038 5.400% 340,000 323,501
Howmet Aerospace, Inc.
11/15/2032 4.550% 150,000 145,581
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
L3Harris Technologies, Inc.
06/01/2034 5.350% 100,000 99,810
Northrop Grumman Corp.
06/01/2034 4.900% 250,000 244,354
RTX Corp.
03/15/2034 6.100% 204,000 214,989
TransDigm, Inc.
(b)
03/01/2029 6.375% 550,000 556,539
03/01/2032 6.625% 785,000 798,544
Total 2,736,443
Agriculture 0.2%
Altria Group, Inc.
11/01/2033 6.875% 114,000 124,128
BAT Capital Corp.
08/15/2035 5.625% 300,000 304,055
Darling Ingredients, Inc.
(b)
06/15/2030 6.000% 415,000 416,932
Total 845,115
Airlines 0.4%
Avianca Midco 2 PLC
(b)
02/14/2030 9.625% 300,000 288,616
JetBlue Airways Corp./JetBlue Loyalty LP
(b)
09/20/2031 9.875% 496,000 431,570
Southwest Airlines Co.
11/15/2035 5.250% 250,000 236,807
United Airlines Holdings, Inc.
03/01/2031 5.375% 500,000 493,769
Total 1,450,762
Apparel 0.0%
Tapestry, Inc.
03/11/2035 5.500% 150,000 148,470
1 1 1 1 148,470
Auto Manufacturers 0.5%
Ford Motor Credit Co. LLC
11/07/2033 7.122% 100,000 105,305
03/08/2034 6.125% 300,000 298,655
General Motors Financial Co., Inc.
01/07/2034 6.100% 500,000 514,276
JB Poindexter & Co., Inc.
(b)
12/15/2031 8.750% 250,000 257,912
Nissan Motor Acceptance Co. LLC
(b)
09/30/2030 6.125% 500,000 488,207
Nissan Motor Co. Ltd.
(b)
07/17/2035 8.125% 200,000 210,716
Total 1,875,071

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Auto Parts & Equipment 0.5%
American Axle & Manufacturing, Inc.
(b)
10/15/2032 6.375% 300,000 298,435
10/15/2033 7.750% 300,000 295,245
Clarios Global LP/Clarios U.S. Finance Co.
(b)
02/15/2030 6.750% 300,000 307,892
Goodyear Tire & Rubber Co.
07/15/2029 5.000% 286,000 274,064
07/15/2032 8.875% 250,000 256,346
Tenneco, Inc.
(b)
11/17/2028 8.000% 561,000 562,494
ZF North America Capital, Inc.
(b)
03/24/2031 7.500% 475,000 477,588
Total 2,472,064
Banks 1.2%
Banco Santander SA
03/14/2034 6.350% 200,000 207,408
Barclays PLC
(c)
02/25/2036 5.785% 500,000 500,337
Citigroup, Inc.
(c)
02/13/2035 5.827% 250,000 250,009
01/24/2036 6.020% 494,000 496,996
Citizens Financial Group, Inc.
(c)
04/25/2035 6.645% 190,000 200,829
Deutsche Bank AG
(c)
09/11/2035 5.403% 200,000 196,256
Fifth Third Bancorp
(c)
01/29/2037 5.141% 200,000 191,917
Goldman Sachs Group, Inc.
(c)
02/02/2041 5.387% 400,000 378,809
HSBC Holdings PLC
(c)
11/18/2035 5.874% 500,000 500,493
Huntington Bancshares, Inc.
(c)
01/28/2041 5.605% 300,000 287,568
Keybank National Association
01/26/2033 5.000% 250,000 243,932
Lloyds Banking Group PLC
(c)
06/13/2036 6.068% 200,000 202,017
M&T Bank Corp.
(c)
01/16/2036 5.385% 250,000 244,808
Morgan Stanley
(c)
02/07/2039 5.942% 250,000 251,546
01/18/2041 5.314% 200,000 189,454
Regions Financial Corp.
(c)
09/06/2035 5.502% 100,000 98,851
Santander Holdings USA, Inc.
(c)
05/31/2035 6.342% 125,000 129,484
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Sumitomo Mitsui Financial Group, Inc.
(c)
03/03/2041 5.334% 250,000 238,385
Total 4,809,099
Beverages 0.1%
Keurig Dr. Pepper, Inc.
03/15/2034 5.300% 300,000 296,144
Molson Coors Beverage Co.
07/08/2036 5.500% 250,000 245,480
Total 541,624
Biotechnology 0.4%
Amgen, Inc.
02/19/2036 4.850% 250,000 239,509
Biogen, Inc.
05/15/2035 5.750% 100,000 102,257
BioMarin Pharmaceutical, Inc.
(b)
02/15/2034 5.500% 250,000 243,798
Genmab AS/Genmab Finance LLC
(b)
12/15/2033 7.250% 700,000 722,178
Royalty Pharma PLC
09/25/2035 5.200% 200,000 194,696
Total 1,502,438
Building Materials 1.4%
Amrize Finance U.S. LLC
04/07/2035 5.400% 100,000 99,431
Builders FirstSource, Inc.
(b)
03/01/2034 6.375% 296,000 290,731
Carlisle Cos., Inc.
09/15/2040 5.550% 200,000 192,826
Carrier Global Corp.
03/15/2034 5.900% 223,000 230,625
Cemex SAB de CV
06/05/2036 5.750% 100,000 97,522
CRH America Finance, Inc.
01/09/2035 5.500% 250,000 249,827
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
(b)
12/15/2030 6.625% 700,000 711,966
Martin Marietta Materials, Inc.
12/01/2034 5.150% 100,000 97,912
Owens Corning
06/15/2034 5.700% 200,000 202,833
Quikrete Holdings, Inc.
(b)
03/01/2032 6.375% 250,000 253,026
03/01/2033 6.750% 1,400,000 1,418,420
Smyrna Ready Mix Concrete LLC
(b)
11/15/2031 8.875% 250,000 261,835
Standard Building Solutions, Inc.
(b)
08/15/2032 6.500% 500,000 501,698

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
08/01/2033 6.250% 250,000 247,294
Vulcan Materials Co.
12/01/2034 5.350% 100,000 99,631
Total 4,955,577
Chemicals 1.1%
Celanese U.S. Holdings LLC
07/15/2032 7.379% 200,000 209,186
04/15/2033 6.750% 400,000 408,117
Cerdia Finanz GmbH
(b)
10/03/2031 9.375% 260,000 231,192
Dow Chemical Co.
02/15/2034 5.150% 161,000 156,116
Eastman Chemical Co.
02/20/2034 5.625% 200,000 200,390
LYB International Finance III LLC
01/15/2036 5.875% 200,000 198,579
Nutrien Ltd.
06/21/2034 5.400% 75,000 75,046
OCP SA
(b)
05/02/2034 6.750% 1,900,000 1,946,249
Qnity Electronics, Inc.
(b)
08/15/2032 5.750% 250,000 248,572
Sherwin-Williams Co.
08/15/2035 5.150% 230,000 226,059
Solstice Advanced Materials, Inc.
(b)
09/30/2033 5.625% 250,000 244,747
Total 4,144,253
Commercial Services 2.7%
ADT Security Corp.
(b)
10/15/2033 5.875% 300,000 291,572
Albion Financing 1 SARL/Aggreko Holdings, Inc.
(b)
05/21/2030 7.000% 420,000 427,994
Belron U.K. Finance PLC
(b)
10/15/2029 5.750% 250,000 249,954
Block, Inc.
(b)
08/15/2030 5.625% 600,000 597,111
Block, Inc.
05/15/2032 6.500% 300,000 303,343
Carrix, Inc.
(b)
08/01/2033 6.125% 500,000 497,793
CompoSecure Holdings LLC
(b)
02/01/2033 5.625% 350,000 336,064
DP World Ltd.
(b)
07/02/2037 6.850% 1,440,000 1,488,860
07/02/2037 6.850% 500,000 516,965
EquipmentShare.com, Inc.
(b)
07/01/2034 7.125% 750,000 717,100
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Global Payments, Inc.
11/15/2032 5.200% 150,000 144,824
11/15/2035 5.550% 300,000 285,748
Herc Holdings, Inc.
(b)
06/15/2033 7.250% 890,000 918,352
Hertz Corp.
(b)
07/15/2029 12.625% 400,000 261,110
ION Platform Finance U.S., Inc.
(b)
09/30/2032 7.875% 350,000 276,580
Mobility Global, Inc.
(b)
06/15/2036 6.050% 250,000 245,917
Quanta Services, Inc.
08/09/2034 5.250% 225,000 222,378
RR Donnelley & Sons Co.
(b)
08/01/2029 9.500% 290,000 300,741
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
(b)
08/15/2032 6.750% 558,000 558,601
United Rentals North America, Inc.
(b)
11/15/2033 5.375% 200,000 194,723
03/15/2034 6.125% 600,000 608,631
Verisk Analytics, Inc.
06/05/2034 5.250% 158,000 154,781
Wand NewCo 3, Inc.
(b)
01/30/2032 7.625% 500,000 513,839
Total 10,112,981
Computers 0.8%
Amentum Holdings, Inc.
(b)
08/01/2032 7.250% 450,000 462,233
Booz Allen Hamilton, Inc.
04/15/2035 5.950% 156,000 153,384
CACI International, Inc.
(b)
06/15/2033 6.375% 450,000 453,386
Dell International LLC/EMC Corp.
02/15/2036 5.100% 300,000 288,155
Hewlett Packard Enterprise Co.
10/15/2034 5.000% 460,000 440,528
HP, Inc.
04/25/2035 6.100% 100,000 102,590
Leidos, Inc.
03/15/2036 5.000% 250,000 236,336
NCR Atleos Corp.
(b)
04/01/2029 9.500% 500,000 530,827
NetApp, Inc.
03/17/2032 5.500% 230,000 232,113
Total 2,899,552

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Cosmetics & Personal Care 0.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International U.S. LLC
(b)
01/15/2031 5.600% 250,000 245,451
Opal Bidco SAS
(b)
03/31/2032 6.500% 350,000 352,332
Total 597,783
Distribution & Wholesale 0.1%
Veritiv Operating Co.
(b)
11/30/2030 10.500% 315,000 323,214
1 1 1 1 323,214
Diversified Financial Services 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
09/10/2034 4.950% 300,000 286,809
Affiliated Managers Group, Inc.
02/15/2036 5.500% 250,000 242,247
Ally Financial, Inc.
(c)
07/26/2035 6.184% 290,000 291,022
American Express Co.
(c)
02/08/2041 5.412% 150,000 146,440
Blue Owl Finance LLC
04/18/2034 6.250% 200,000 193,634
Capital One Financial Corp.
(c)
01/30/2036 6.183% 250,000 250,526
09/11/2036 5.197% 250,000 238,939
Coinbase Global, Inc.
(b)
10/01/2028 3.375% 305,000 289,717
CrossCountry Intermediate HoldCo LLC
(b)
10/01/2030 6.500% 300,000 290,172
Focus Financial Partners LLC
(b)
09/15/2031 6.750% 300,000 298,174
Freedom Mortgage Holdings LLC
(b)
02/01/2029 9.250% 300,000 309,673
Global Aircraft Leasing Co. Ltd.
(b)
09/01/2027 8.750% 329,000 334,278
Jane Street Group/JSG Finance, Inc.
(b)
11/01/2032 6.125% 500,000 497,535
05/01/2033 6.750% 250,000 254,840
Jefferies Finance LLC/JFIN Co-Issuer Corp.
(b)
08/15/2028 5.000% 325,000 314,536
Jefferies Financial Group, Inc.
04/14/2034 6.200% 200,000 201,949
02/15/2036 5.500% 200,000 189,241
LPL Holdings, Inc.
03/15/2035 5.650% 122,000 119,100
Nomura Holdings, Inc.
07/03/2034 5.783% 200,000 202,923
OneMain Finance Corp.
09/15/2033 6.750% 500,000 492,305
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Osaic Holdings, Inc.
(b)
08/01/2032 6.750% 200,000 200,618
PennyMac Financial Services, Inc.
(b)
02/15/2033 6.875% 505,000 479,277
Rocket Cos., Inc.
(b)
08/01/2030 6.125% 150,000 151,193
02/01/2032 7.125% 251,000 257,323
08/01/2033 6.375% 750,000 754,974
UWM Holdings LLC
(b)
03/15/2031 6.250% 300,000 267,773
Voya Financial, Inc.
03/02/2036 5.050% 200,000 189,979
Total 7,745,197
Electric 3.2%
AES Corp.
01/15/2031 2.450% 100,000 88,460
AES Corp.
(c)
01/15/2055 7.600% 250,000 254,079
Alpha Generation LLC
(b)
10/15/2032 6.750% 350,000 353,061
Ameren Corp.
03/15/2035 5.375% 150,000 148,546
American Electric Power Co., Inc.
(c)
Series D
03/15/2056 6.050% 200,000 196,054
Arizona Public Service Co.
08/15/2034 5.700% 242,000 245,551
Black Hills Corp.
01/15/2035 6.000% 108,000 109,767
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
(b)
02/15/2032 6.375% 450,000 443,693
CenterPoint Energy, Inc.
(c)
Series B
02/15/2055 6.850% 118,000 122,395
CMS Energy Corp.
(c)
06/01/2055 6.500% 119,000 120,252
Comision Federal de Electricidad
(b)
01/24/2035 6.450% 1,420,000 1,394,167
Constellation Energy Generation LLC
01/15/2032 4.800% 100,000 98,018
06/01/2036 5.300% 200,000 194,238
Dominion Energy, Inc.
(c)
05/15/2055 6.625% 200,000 201,642
02/15/2056 6.200% 200,000 197,168
DTE Energy Co.
06/01/2034 5.850% 240,000 246,337
Duke Energy Corp.
09/15/2035 4.950% 200,000 191,658

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Edison International
03/15/2032 5.250% 100,000 97,729
Entergy Corp.
(c)
06/15/2056 6.100% 100,000 98,283
Eversource Energy
(c)
Series A
08/15/2056 6.100% 100,000 99,311
Series B
08/15/2056 6.350% 100,000 99,440
Exelon Corp.
03/15/2036 4.950% 200,000 189,825
Exelon Corp.
(c)
03/15/2055 6.500% 100,000 101,522
FirstEnergy Transmission LLC
01/15/2035 5.000% 100,000 96,653
National Grid PLC
01/11/2034 5.418% 100,000 99,862
NextEra Energy Capital Holdings, Inc.
(c)
06/15/2054 6.750% 200,000 205,233
NRG Energy, Inc.
(b)
01/15/2034 5.750% 500,000 487,106
01/15/2036 6.000% 500,000 489,096
Pacific Gas & Electric Co.
05/15/2034 5.800% 350,000 352,555
PacifiCorp
02/15/2034 5.450% 100,000 99,260
04/15/2036 5.800% 200,000 200,565
PacifiCorp
(c)
09/15/2055 7.375% 450,000 448,086
08/15/2056 7.125% 250,000 246,475
PG&E Corp.
(c)
03/15/2055 7.375% 300,000 304,230
09/15/2056 6.850% 500,000 493,540
PPL Capital Funding, Inc.
09/01/2034 5.250% 100,000 98,696
Public Service Enterprise Group, Inc.
04/01/2034 5.450% 100,000 100,092
Sempra
03/15/2036 5.250% 300,000 289,604
Southern Co.
(c)
04/01/2058 6.000% 100,000 99,168
Series 2025
03/15/2055 6.375% 193,000 195,306
Talen Energy Supply LLC
(b)
02/01/2034 6.250% 500,000 490,399
02/01/2036 6.500% 300,000 296,145
Vistra Operations Co. LLC
(b)
04/30/2033 5.250% 200,000 195,277
04/30/2036 5.550% 200,000 194,646
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
VoltaGrid LLC
(b)
11/01/2030 7.375% 750,000 753,826
Xcel Energy, Inc.
03/15/2034 5.500% 250,000 249,563
XPLR Infrastructure Operating Partners LP
(b)
03/15/2033 8.625% 550,000 587,535
Total 12,364,114
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.
(b)
03/15/2032 6.625% 500,000 510,413
1 1 1 1 510,413
Electronics 0.3%
Arrow Electronics, Inc.
04/10/2034 5.875% 59,000 59,613
Coherent Corp.
(b)
12/15/2029 5.000% 480,000 469,668
Flex Ltd.
11/13/2035 5.375% 200,000 191,273
Fortive Corp.
05/15/2036 5.250% 100,000 97,244
Keysight Technologies, Inc.
10/15/2034 4.950% 150,000 145,062
TD SYNNEX Corp.
10/10/2035 5.300% 250,000 239,212
Total 1,202,072
Engineering & Construction 0.1%
AECOM
(b)
08/01/2033 6.000% 250,000 248,628
1 1 1 1 248,628
Entertainment 0.7%
Caesars Entertainment, Inc.
(b)
02/15/2030 7.000% 593,000 595,189
02/15/2032 6.500% 450,000 430,545
Churchill Downs, Inc.
(b)
04/01/2030 5.750% 200,000 199,473
Light & Wonder International, Inc.
(b)
10/01/2033 6.250% 250,000 245,619
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
(b)
05/01/2032 6.625% 300,000 302,101
Voyager Parent LLC
(b)
07/01/2032 9.250% 520,000 552,614
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
(b)
02/15/2031 7.125% 370,000 387,635
Total 2,713,176
Environmental Control 0.1%
GFL Environmental Holdings U.S., Inc.
(b)
02/01/2034 5.500% 250,000 231,263

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
GFL Environmental, Inc.
(b)
01/15/2031 6.750% 310,000 313,937
Total 545,200
Food 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(b)
03/31/2032 5.625% 300,000 285,380
03/31/2034 5.750% 500,000 464,881
Campbell's Co.
03/21/2034 5.400% 250,000 241,369
Conagra Brands, Inc.
08/01/2035 5.750% 100,000 99,124
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
Holdings
(b)
03/10/2037 5.625% 200,000 195,537
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
Holdings
01/15/2036 5.500% 140,000 136,853
Kraft Heinz Foods Co.
03/15/2035 5.400% 200,000 197,796
Kroger Co.
09/15/2034 5.000% 300,000 290,590
Lamb Weston Holdings, Inc.
(b)
01/31/2030 4.125% 289,000 275,342
McCormick & Co., Inc.
10/15/2034 4.700% 100,000 95,000
Mondelez International, Inc.
05/06/2035 5.125% 100,000 98,302
Performance Food Group, Inc.
(b)
09/15/2032 6.125% 250,000 250,945
03/01/2034 5.625% 300,000 290,964
Post Holdings, Inc.
(b)
03/01/2033 6.375% 800,000 788,170
Sysco Corp.
03/25/2036 4.950% 125,000 117,752
Tyson Foods, Inc.
03/15/2034 5.700% 100,000 101,494
02/20/2036 4.950% 100,000 95,286
Viking Baked Goods Acquisition Corp.
(b)
11/01/2031 8.625% 200,000 200,851
Total 4,225,636
Forest Products & Paper 0.0%
Suzano Netherlands BV
01/15/2036 5.500% 150,000 143,405
1 1 1 1 143,405
Gas 0.2%
AltaGas Ltd.
(b),(c)
10/15/2054 7.200% 250,000 258,724
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
NiSource, Inc.
07/15/2035 5.350% 150,000 148,131
Spire, Inc.
(c)
06/01/2056 6.450% 200,000 199,104
Total 605,959
Healthcare Products 0.6%
Agilent Technologies, Inc.
09/09/2034 4.750% 100,000 96,289
Augusta SpinCo Corp.
03/23/2036 5.245% 200,000 196,412
Bausch & Lomb Corp.
(b)
10/01/2028 8.375% 300,000 308,113
Baxter International, Inc.
12/15/2035 5.650% 100,000 97,758
GE HealthCare Technologies, Inc.
06/15/2035 5.500% 140,000 139,720
12/15/2035 4.950% 100,000 95,610
Medline Borrower LP
(b)
10/01/2029 5.250% 765,000 758,141
Smith & Nephew PLC
03/20/2034 5.400% 100,000 98,908
Solventum Corp.
03/23/2034 5.600% 100,000 100,623
Stryker Corp.
02/10/2035 5.200% 262,000 259,788
Zimmer Biomet Holdings, Inc.
09/15/2034 5.200% 206,000 202,363
Total 2,353,725
Healthcare Services 1.6%
Centene Corp.
08/01/2031 2.625% 500,000 433,491
Cigna Group
02/15/2034 5.250% 250,000 248,290
01/15/2036 5.250% 120,000 117,686
DaVita, Inc.
(b)
09/01/2032 6.875% 500,000 513,602
07/15/2033 6.750% 250,000 256,510
Elevance Health, Inc.
02/15/2035 5.200% 350,000 344,162
Global Medical Response, Inc.
(b)
10/01/2032 7.375% 250,000 255,438
HCA, Inc.
03/01/2035 5.750% 400,000 403,496
Humana, Inc.
03/15/2034 5.950% 200,000 203,155
IQVIA, Inc.
(b)
06/01/2032 6.250% 700,000 709,724

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Laboratory Corp. of America Holdings
10/01/2034 4.800% 250,000 239,667
LifePoint Health, Inc.
(b)
05/01/2034 7.000% 300,000 280,066
Molina Healthcare, Inc.
(b)
02/15/2031 6.500% 250,000 252,312
Prime Healthcare Services, Inc.
(b)
09/01/2029 9.375% 420,000 437,979
Quest Diagnostics, Inc.
12/15/2034 5.000% 250,000 244,519
Star Parent, Inc.
(b)
10/01/2030 9.000% 360,000 378,402
Tenet Healthcare Corp.
(b)
11/15/2032 5.500% 1,000,000 984,951
Total 6,303,450
Home Furnishings 0.1%
Whirlpool Corp.
(b)
07/01/2031 7.500% 250,000 248,437
07/01/2034 7.875% 250,000 236,757
Total 485,194
Household Products & Wares 0.0%
Clorox Co.
05/15/2033 4.950% 100,000 97,662
05/15/2036 5.250% 50,000 48,639
Total 146,301
Housewares 0.1%
Newell Brands, Inc.
(b)
06/01/2028 8.500% 375,000 391,517
1 1 1 1 391,517
Insurance 2.1%
Acrisure LLC/Acrisure Finance, Inc.
(b)
11/06/2030 7.500% 350,000 338,678
AEGON Funding Co. LLC
05/07/2036 5.625% 150,000 146,155
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
(b)
04/15/2028 6.750% 291,000 292,558
01/15/2031 7.000% 450,000 456,884
American Financial Group, Inc.
09/23/2035 5.000% 100,000 94,799
American National Group, Inc.
07/15/2035 6.000% 150,000 146,398
Aon North America, Inc.
03/01/2034 5.450% 300,000 300,480
Arthur J Gallagher & Co.
02/15/2035 5.150% 100,000 97,387
Asurion LLC/Asurion Co-Issuer, Inc.
(b)
12/31/2032 8.000% 1,125,000 1,137,567
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Athene Holding Ltd.
01/15/2034 5.875% 275,000 274,220
Brown & Brown, Inc.
06/23/2035 5.550% 250,000 245,275
CNA Financial Corp.
02/15/2034 5.125% 250,000 243,523
CNO Financial Group, Inc.
06/15/2034 6.450% 83,000 85,222
CRC Insurance Group LLC
(b)
06/01/2031 7.125% 839,000 837,862
Equitable Holdings, Inc.
(c)
03/28/2055 6.700% 113,000 114,487
Fairfax Financial Holdings Ltd.
12/07/2033 6.000% 200,000 205,488
Fidelity National Financial, Inc.
06/15/2030 3.400% 8,000 7,469
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/
Howden U.S. Refinance LLC
(b)
02/15/2031 7.250% 300,000 297,212
HUB International Ltd.
(b)
06/15/2030 7.250% 1,085,000 1,117,972
Lincoln National Corp.
11/15/2035 5.350% 200,000 192,957
MetLife, Inc.
(c)
03/15/2056 5.850% 200,000 194,727
Series G
03/15/2055 6.350% 118,000 119,650
Old Republic International Corp.
06/01/2036 5.700% 150,000 147,357
Prudential Financial, Inc.
(c)
06/15/2056 6.250% 150,000 148,718
Reinsurance Group of America, Inc.
09/15/2034 5.750% 100,000 100,808
Reinsurance Group of America, Inc.
(c)
09/15/2055 6.650% 95,000 94,869
Ryan Specialty LLC
(b)
08/01/2032 5.875% 360,000 355,094
Willis North America, Inc.
03/15/2036 5.150% 120,000 115,068
Total 7,908,884
Internet 0.7%
Airbnb, Inc.
03/16/2036 5.250% 200,000 194,909
AP Core Holdings II LLC
(b)
05/15/2031 11.000% 250,000 260,867
AppLovin Corp.
12/01/2034 5.500% 250,000 246,170
Expedia Group, Inc.
02/15/2035 5.400% 119,000 115,832

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
04/15/2036 5.500% 200,000 194,044
Gen Digital, Inc.
(b)
09/30/2027 6.750% 300,000 300,466
04/01/2033 6.250% 200,000 196,901
Photo Holdings LLC
(b)
07/01/2031 12.000% 500,000 515,383
Rakuten Group, Inc.
(b)
04/15/2029 9.750% 460,000 499,309
Snap, Inc.
(b)
03/01/2033 6.875% 500,000 488,677
Uber Technologies, Inc.
09/15/2034 4.800% 200,000 191,694
09/15/2035 4.800% 150,000 142,321
Total 3,346,573
Investment Companies 0.4%
Apollo Debt Solutions BDC
03/15/2032 6.550% 200,000 200,557
ARES Capital Corp.
03/08/2032 5.800% 200,000 196,738
ARES Strategic Income Fund
03/21/2032 6.200% 89,000 87,722
Blackstone Private Credit Fund
11/22/2034 6.000% 200,000 189,905
Blue Owl Capital Corp.
08/15/2031 6.300% 50,000 49,324
FS KKR Capital Corp.
08/01/2031 7.500% 250,000 250,198
HA Sustainable Infrastructure Capital, Inc.
07/01/2034 6.375% 119,000 119,313
HPS Corporate Lending Fund
(b)
08/19/2031 6.300% 150,000 148,453
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
(b)
11/15/2029 10.000% 250,000 250,263
Sixth Street Specialty Lending, Inc.
08/15/2031 5.650% 100,000 97,580
Total 1,590,053
Iron & Steel 0.5%
ArcelorMittal SA
05/19/2036 5.375% 250,000 242,979
Cleveland-Cliffs, Inc.
(b)
03/15/2032 7.000% 300,000 300,777
01/15/2034 7.625% 400,000 404,806
Commercial Metals Co.
(b)
11/15/2033 5.750% 200,000 196,640
12/15/2035 6.000% 400,000 393,274
Steel Dynamics, Inc.
05/15/2035 5.250% 200,000 196,744
Total 1,735,220
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Leisure Time 0.3%
Gaia Purchaser, Inc.
(b)
07/15/2033 7.625% 100,000 100,313
Royal Caribbean Cruises Ltd.
01/15/2036 5.375% 400,000 387,361
Sabre Financial Borrower LLC
(b)
06/15/2029 11.125% 300,000 315,705
Viking Cruises Ltd.
(b)
10/15/2033 5.875% 500,000 494,575
Total 1,297,954
Lodging 0.6%
Hilton Domestic Operating Co., Inc.
(b)
03/15/2033 5.875% 500,000 499,709
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations
Borrower, Inc.
(b)
06/01/2029 5.000% 96,000 93,138
01/15/2032 6.625% 80,000 80,216
Hyatt Hotels Corp.
03/30/2032 5.750% 163,000 165,903
Las Vegas Sands Corp.
08/15/2034 6.200% 100,000 101,007
Marriott International, Inc.
05/15/2034 5.300% 200,000 197,970
04/15/2037 5.500% 200,000 196,649
MGM Resorts International
09/15/2029 6.125% 240,000 241,523
Travel & Leisure Co.
(b)
06/01/2031 6.250% 250,000 250,448
Wynn Macau Ltd.
(b)
02/15/2034 6.750% 400,000 392,537
Total 2,219,100
Machinery - Construction, & Mining 0.1%
GE Vernova, Inc.
02/04/2036 4.875% 150,000 144,155
Solaris Energy Infrastructure LLC
(b)
05/15/2031 6.375% 360,000 353,571
Total 497,726
Machinery - Diversified 0.4%
Columbus McKinnon Corp.
(b)
02/01/2033 7.125% 400,000 403,284
Flowserve Corp.
05/15/2036 5.700% 100,000 97,751
Ingersoll Rand, Inc.
06/15/2034 5.450% 150,000 150,709
Otis Worldwide Corp.
09/04/2035 5.131% 140,000 137,033

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Regal Rexnord Corp.
04/15/2033 6.400% 200,000 208,484
Westinghouse Air Brake Technologies Corp.
05/29/2035 5.500% 300,000 300,180
Xylem, Inc.
06/01/2036 5.450% 250,000 250,039
Total 1,547,480
Media 2.9%
AMC Global Media, Inc.
(b)
07/15/2032 10.500% 519,000 534,762
CCO Holdings LLC/CCO Holdings Capital Corp.
(b)
01/15/2034 4.250% 1,050,000 858,926
Charter Communications Operating LLC/Charter
Communications Operating Capital
12/01/2035 5.850% 300,000 280,247
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
(b)
08/15/2027 5.875% 56,000 55,943
02/15/2031 10.000% 900,000 940,441
Discovery Global Holdings, Inc.
03/15/2029 4.054% 475,000 466,248
03/15/2032 4.279% 943,000 836,648
EchoStar Corp.
11/30/2029 10.750% 1,500,000 1,622,313
Gray Media, Inc.
(b)
07/15/2029 10.500% 500,000 527,371
Nexstar Media, Inc.
(b)
09/15/2033 6.500% 800,000 796,254
04/15/2034 7.250% 800,000 802,045
Sirius XM Radio LLC
(b)
04/15/2032 5.875% 750,000 736,151
Space Exploration Technologies Corp.
(b)
07/15/2033 5.650% 500,000 478,881
07/15/2036 5.875% 500,000 467,491
Univision Communications, Inc.
(b)
08/01/2032 9.375% 450,000 450,288
04/15/2033 8.875% 400,000 387,344
Versant Media Group, Inc.
(b)
01/30/2031 7.250% 300,000 309,494
VZ Secured Financing BV
(b)
01/15/2032 5.000% 165,000 135,310
01/15/2033 7.500% 500,000 448,991
Total 11,135,148
Mining 0.6%
Corp. Nacional del Cobre de Chile
(b)
01/13/2035 6.330% 1,000,000 1,029,200
01/26/2036 6.440% 1,200,000 1,249,051
Total 2,278,251
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Miscellaneous Manufacturing 0.1%
Axon Enterprise, Inc.
(b)
03/15/2030 6.125% 300,000 303,965
Textron, Inc.
03/15/2036 4.950% 150,000 143,247
Total 447,212
Oil & Gas 3.6%
Aethon United BR LP/Aethon United Finance Corp.
(b)
10/01/2029 7.500% 300,000 311,386
Canadian Natural Resources Ltd.
12/15/2034 5.400% 100,000 99,305
Cenovus Energy, Inc.
03/20/2036 5.400% 100,000 97,467
Crescent Energy Finance LLC
(b)
04/01/2032 7.625% 250,000 252,738
04/15/2032 7.875% 399,000 406,394
Devon Energy Corp.
09/15/2034 5.200% 200,000 196,771
Devon Energy Corp.
(b)
02/15/2035 5.400% 200,000 197,348
Diamondback Energy, Inc.
04/01/2035 5.550% 400,000 401,649
Ecopetrol SA
01/13/2033 8.875% 2,236,000 2,412,870
01/19/2036 8.375% 530,000 559,829
Expand Energy Corp.
01/15/2035 5.700% 120,000 119,304
HF Sinclair Corp.
01/15/2035 6.250% 200,000 205,421
Hilcorp Energy I LP/Hilcorp Finance Co.
(b)
02/15/2035 7.250% 300,000 297,917
Marathon Petroleum Corp.
03/01/2035 5.700% 195,000 196,941
Matador Resources Co.
(b)
04/15/2032 6.500% 270,000 269,578
Noble Finance II LLC
(b)
04/15/2030 8.000% 275,000 284,292
Occidental Petroleum Corp.
10/01/2034 5.550% 325,000 326,494
Patterson-UTI Energy, Inc.
05/15/2036 6.050% 150,000 147,448
Petrobras Global Finance BV
07/03/2033 6.500% 769,000 781,826
01/13/2035 6.000% 700,000 690,893
Petroleos Mexicanos
06/15/2035 6.625% 1,950,000 1,853,483
06/02/2041 6.500% 500,000 435,640

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Phillips 66 Co.
(c)
Series B
03/15/2056 6.200% 250,000 248,829
SM Energy Co.
(b)
07/01/2031 8.750% 694,000 725,838
Sunoco LP
(b)
03/15/2031 5.625% 250,000 246,826
07/01/2033 6.250% 390,000 390,931
Transocean International Ltd.
(b)
02/15/2030 8.750% 416,500 432,173
Valaris Ltd.
(b)
04/30/2030 8.375% 359,000 371,731
Viper Energy Partners LLC
08/01/2035 5.700% 200,000 199,251
Woodside Finance Ltd.
09/12/2034 5.100% 140,000 135,464
05/19/2035 6.000% 175,000 178,622
Total 13,474,659
Oil & Gas Services 0.3%
SESI LLC
(b)
09/30/2030 7.875% 250,000 252,912
USA Compression Partners LP/USA Compression Finance
Corp.
(b)
03/15/2029 7.125% 160,000 163,320
WBI Operating LLC
(b)
10/15/2030 6.250% 500,000 499,846
Weatherford International Ltd.
(b)
10/15/2033 6.750% 300,000 303,601
Total 1,219,679
Packaging & Containers 0.8%
Ball Corp.
06/15/2029 6.000% 320,000 324,086
09/15/2031 3.125% 250,000 224,540
Berry Global, Inc.
01/15/2034 5.650% 160,000 161,001
Clydesdale Acquisition Holdings, Inc.
(b)
04/15/2032 6.750% 550,000 523,949
Mauser Packaging Solutions Holding Co.
(b)
04/15/2030 7.875% 805,000 821,067
Smurfit Kappa Treasury ULC
04/03/2034 5.438% 450,000 450,030
Sword Purchaser LLC
(b)
04/15/2033 8.250% 500,000 511,426
Total 3,016,099
Pharmaceuticals 0.7%
Becton Dickinson & Co.
02/08/2034 5.110% 100,000 98,726
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
BellRing Brands, Inc.
(b)
03/15/2030 7.000% 252,000 249,159
Cardinal Health, Inc.
11/15/2034 5.350% 250,000 248,268
Cencora, Inc.
02/13/2036 4.900% 250,000 239,348
CVS Health Corp.
(c)
03/10/2055 7.000% 500,000 514,188
CVS Health Corp.
09/15/2035 5.450% 400,000 395,890
Endo Finance Holdings LP
(b)
04/15/2031 8.500% 400,000 421,117
Takeda Pharmaceutical Co. Ltd.
07/05/2034 5.300% 200,000 198,729
Takeda U.S. Financing, Inc.
07/07/2035 5.200% 200,000 195,872
Zoetis, Inc.
08/17/2035 5.000% 100,000 96,883
Total 2,658,180
Pipelines 2.5%
Boardwalk Pipelines LP
02/15/2036 5.375% 200,000 194,960
Cheniere Energy Partners LP
08/15/2034 5.750% 200,000 202,363
Cheniere Energy, Inc.
04/15/2034 5.650% 230,000 232,061
Enbridge, Inc.
03/27/2036 5.450% 250,000 247,409
Energy Transfer LP
12/01/2033 6.550% 440,000 468,618
Energy Transfer LP
(c)
02/15/2056 6.500% 500,000 498,912
01/15/2057 6.700% 250,000 246,385
Kinder Morgan, Inc.
02/01/2034 5.400% 300,000 300,534
Kinetik Holdings LP
(b)
12/15/2028 6.625% 100,000 101,668
06/15/2030 5.875% 333,000 333,411
MPLX LP
06/01/2034 5.500% 150,000 149,422
09/15/2035 5.400% 250,000 245,066
NGL Energy Operating LLC/NGL Energy Finance Corp.
(b)
02/15/2029 8.125% 500,000 512,528
02/15/2032 8.375% 250,000 259,822
ONEOK, Inc.
11/01/2034 5.050% 250,000 240,659
Plains All American Pipeline LP
06/15/2035 5.950% 293,000 296,676

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
South Bow USA Infrastructure Holdings LLC
10/01/2034 5.584% 250,000 245,689
Summit Midstream Holdings LLC
(b)
10/31/2029 8.625% 285,000 295,801
Targa Resources Corp.
03/30/2034 6.500% 300,000 317,736
Venture Global Calcasieu Pass LLC
(b)
08/15/2031 4.125% 790,000 732,720
Venture Global LNG, Inc.
(b)
02/01/2029 9.500% 994,000 1,065,443
06/01/2031 8.375% 500,000 516,701
Venture Global Plaquemines LNG LLC
(b)
01/15/2034 6.500% 750,000 774,127
01/15/2036 6.750% 500,000 523,475
Western Midstream Operating LP
11/15/2034 5.450% 250,000 245,204
Williams Cos., Inc.
03/15/2034 5.150% 150,000 147,189
03/15/2036 5.150% 250,000 240,414
Total 9,634,993
Real Estate 0.2%
CBRE Services, Inc.
06/01/2036 5.250% 250,000 241,406
Kennedy-Wilson, Inc.
(b)
06/01/2031 7.000% 250,000 254,689
06/01/2033 7.250% 250,000 253,081
Total 749,176
REITS 1.2%
Agree LP
06/15/2035 5.600% 100,000 100,514
Alexandria Real Estate Equities, Inc.
03/15/2036 5.250% 200,000 191,763
American Homes 4 Rent LP
02/01/2034 5.500% 250,000 248,845
American Tower Corp.
07/15/2033 5.550% 150,000 151,118
Americold Realty Operating Partnership LP
09/12/2034 5.409% 150,000 143,639
Brixmor Operating Partnership LP
02/15/2034 5.500% 100,000 100,056
Cousins Properties LP
10/01/2034 5.875% 150,000 151,166
Crown Castle, Inc.
03/01/2034 5.800% 200,000 201,371
Equinix Europe 2 Financing Corp. LLC
06/15/2034 5.500% 139,000 137,398
Essex Portfolio LP
04/01/2034 5.500% 100,000 99,990
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Extra Space Storage LP
01/15/2033 4.950% 200,000 195,436
GLP Capital LP/GLP Financing II, Inc.
09/15/2034 5.625% 200,000 194,662
Healthpeak OP LLC
02/15/2035 5.375% 100,000 98,692
Highwoods Realty LP
01/15/2033 5.350% 250,000 245,149
Host Hotels & Resorts LP
04/15/2035 5.500% 200,000 196,709
Invitation Homes Operating Partnership LP
01/15/2033 4.950% 100,000 97,255
Iron Mountain, Inc.
(b)
01/15/2033 6.250% 650,000 652,613
Kilroy Realty LP
01/15/2036 6.250% 150,000 149,343
Kite Realty Group LP
03/01/2034 5.500% 100,000 99,811
Millrose Properties, Inc.
(b)
08/01/2030 6.375% 350,000 352,826
NNN REIT, Inc.
06/15/2034 5.500% 100,000 100,136
Phillips Edison Grocery Center Operating Partnership I LP
01/15/2035 4.950% 100,000 95,746
RHP Hotel Properties LP/RHP Finance Corp.
(b)
04/01/2032 6.500% 400,000 406,735
Ventas Realty LP
01/15/2035 5.000% 128,000 123,524
VICI Properties LP
04/01/2035 5.625% 300,000 293,993
Total 4,828,490
Retail 1.0%
Advance Auto Parts, Inc.
(b)
08/01/2030 7.000% 225,000 230,596
08/01/2033 7.375% 450,000 464,385
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co.,
Inc.
(b)
01/15/2029 4.625% 300,000 291,364
Lowe's Cos., Inc.
10/15/2032 4.500% 200,000 193,166
10/15/2035 4.850% 200,000 191,065
McDonald's Corp.
02/13/2036 5.000% 200,000 195,582
O'Reilly Automotive, Inc.
03/12/2036 5.100% 200,000 193,543
PetSmart LLC/PetSmart Finance Corp.
(b)
09/15/2032 7.500% 650,000 657,460
QXO Building Products, Inc.
(b)
07/15/2031 6.500% 250,000 250,942

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
04/30/2032 6.750% 750,000 766,092
Total 3,434,195
Semiconductors 0.3%
Entegris, Inc.
(b)
06/15/2030 5.950% 440,000 440,427
Intel Corp.
05/15/2036 5.300% 500,000 482,868
Marvell Technology, Inc.
04/15/2036 5.300% 150,000 144,541
NXP BV/NXP Funding LLC/NXP USA, Inc.
08/19/2035 5.250% 150,000 145,956
Total 1,213,792
Shipbuilding 0.0%
Huntington Ingalls Industries, Inc.
01/15/2035 5.749% 59,000 59,828
1 1 1 1 59,828
Software 2.2%
Atlassian Corp.
05/15/2034 5.500% 100,000 97,692
Cloud Software Group LLC
(b)
03/31/2029 6.500% 1,142,000 1,116,995
06/30/2032 8.250% 650,000 615,244
CoreWeave, Inc.
(b)
06/01/2030 9.250% 750,000 703,617
02/01/2031 9.000% 500,000 452,277
10/01/2031 9.750% 400,000 363,102
Fair Isaac Corp.
(b)
05/15/2033 6.000% 200,000 193,620
09/15/2034 6.250% 500,000 482,576
MSCI, Inc.
03/15/2036 5.150% 300,000 284,691
OAK-Eagle Acquireco, Inc.
(b)
07/01/2033 7.250% 1,000,000 1,036,803
Oracle Corp.
09/26/2035 5.200% 225,000 202,045
02/04/2036 5.700% 1,025,000 949,637
Paychex, Inc.
04/15/2035 5.600% 400,000 397,447
ROBLOX Corp.
(b)
05/01/2030 3.875% 195,000 182,213
Roper Technologies, Inc.
10/15/2034 4.900% 300,000 285,133
Synopsys, Inc.
04/01/2035 5.150% 550,000 533,975
UKG, Inc.
(b)
02/01/2031 6.875% 900,000 881,719
Total 8,778,786
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Telecommunications 4.9%
APLD ComputeCo 2 LLC
(b)
03/15/2031 6.750% 750,000 733,391
APLD ComputeCo 3 LLC
(b)
06/15/2031 7.000% 500,000 488,077
APLD ComputeCo LLC
(b)
12/15/2030 9.250% 800,000 850,327
AT&T, Inc.
10/30/2036 5.250% 500,000 476,251
Bell Telephone Co. of Canada or Bell Canada
(c)
09/15/2055 6.875% 500,000 503,552
09/15/2055 7.000% 170,000 171,228
Bell Telephone Co. of Canada or Bell Canada
11/15/2036 5.450% 200,000 193,070
Black Pearl Compute LLC
(b)
02/15/2031 6.125% 500,000 499,084
Cipher Compute LLC
(b)
11/15/2030 7.125% 500,000 510,032
Connect Finco SARL/Connect U.S. Finco LLC
(b)
09/15/2029 9.000% 610,000 640,416
Core Scientific Finance I LLC
(b)
05/15/2031 7.750% 1,000,000 979,635
Edged Compute LLC
(b)
04/30/2031 7.500% 500,000 472,012
ELK Grove Village Property LLC
(b)
06/15/2031 7.500% 250,000 240,584
Flash Compute LLC
(b)
12/31/2030 7.250% 350,000 353,537
Galaxy Helios Data Centers II LLC
(b)
08/01/2031 9.875% 500,000 502,182
Iliad Holding SAS
(b)
10/15/2028 7.000% 647,000 648,670
Level 3 Financing, Inc.
(b)
06/30/2033 6.875% 350,000 354,429
03/31/2034 7.000% 1,000,000 1,017,866
Meridian Arc Holdco LLC
(b)
04/30/2031 6.250% 1,750,000 1,682,197
Motorola Solutions, Inc.
04/15/2034 5.400% 250,000 247,931
PR RNO Property Owner 1 LLC
(b)
05/01/2031 6.500% 1,350,000 1,269,897
Rogers Communications, Inc.
(c)
04/15/2055 7.000% 150,000 150,760
04/15/2055 7.125% 500,000 502,092
Rogers Communications, Inc.
02/15/2034 5.300% 250,000 242,681
SE Cosmos LLC
(b)
05/01/2031 8.875% 500,000 493,617

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Stingray Compute LLC
(b)
06/15/2031 6.000% 250,000 244,291
SV RNO Property Owner 1 LLC
(b)
03/01/2031 5.875% 1,200,000 1,115,780
T-Mobile USA, Inc.
04/15/2034 5.150% 400,000 391,501
Uniti Services LLC
(b)
10/15/2033 7.500% 250,000 255,655
Verizon Communications, Inc.
04/02/2035 5.250% 250,000 243,732
01/15/2036 5.000% 400,000 379,480
Vmed O2 U.K. Financing I PLC
(b)
01/15/2033 6.750% 650,000 520,198
Windstream Services LLC/Windstream Escrow Finance Corp.
(b)
10/01/2031 8.250% 750,000 779,441
WULF Compute LLC
(b)
10/15/2030 7.750% 1,000,000 1,038,912
Total 19,192,508
Transportation 0.2%
Fedex Freight Holding Co., Inc.
(b)
03/15/2036 5.250% 250,000 238,497
Norfolk Southern Corp.
05/01/2035 5.100% 250,000 246,175
Rand Parent LLC
(b)
02/15/2030 8.500% 205,000 211,157
Total 695,829
Trucking & Leasing 0.0%
GATX Corp.
06/15/2035 5.500% 100,000 98,889
1 1 1 1 98,889
Water 0.1%
American Water Capital Corp.
03/01/2035 5.250% 200,000 198,294
Essential Utilities, Inc.
01/15/2034 5.375% 250,000 249,153
Total 447,447
Total Corporate Bonds
(Cost $ 187,297,505 ) 185,135,475
Foreign Government Obligations
(d) ,(e)
26 .0%
Australia 0.9%
Australia Government Bonds
(b)
11/21/2032 1.750% AUD 984,000 579,671
06/21/2035 2.750% AUD 4,150,000 2,458,186
Australia Government Bonds
05/21/2032 1.250% AUD 675,000 392,130
Total 3,429,987
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(d),(e)
(continued)
Brazil 1.5%
Brazil Government International Bonds
03/15/2035 6.625% 3,125,000 3,159,767
05/22/2036 6.250% 2,950,000 2,863,117
Total 6,022,884
Canada 0.9%
Canada Government Bonds
12/01/2035 3.250% CAD 4,985,000 3,448,412
1 1 1 1 3,448,412
Colombia 0.8%
Colombia Government International Bonds
02/02/2034 7.500% 2,532,000 2,660,933
01/18/2041 6.125% 400,000 363,056
Total 3,023,989
Cote d'Ivoire 0.7%
Ivory Coast Government International Bonds
(b)
04/01/2036 8.075% 400,000 426,550
01/30/2037 8.250% 2,000,000 2,157,470
Total 2,584,020
Dominican Republic 0.9%
Dominican Republic International Bonds
(b)
09/23/2032 4.875% 872,000 816,962
03/15/2037 6.950% 2,600,000 2,678,449
Total 3,495,411
France 0.9%
French Republic Government Bonds OAT
(b)
05/25/2034 1.250% EUR 3,653,000 3,510,031
1 1 1 1 3,510,031
Germany 0.9%
Bundesrepublik Deutschland Bundesanleihe
(b)
02/15/2033 2.300% EUR 2,578,000 2,842,171
02/15/2034 2.200% EUR 506,000 548,338
Total 3,390,509
Guatemala 0.3%
Guatemala Government Bonds
(b)
06/13/2036 6.600% 650,000 674,154
02/06/2037 6.550% 500,000 518,506
Total 1,192,660
Hungary 0.7%
Hungary Government International Bonds
(b)
03/26/2036 5.500% 2,820,000 2,762,056
1 1 1 1 2,762,056
India 0.4%
Export-Import Bank of India
(b)
01/13/2035 5.500% 1,500,000 1,493,969
1 1 1 1 1,493,969

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(d),(e)
(continued)
Indonesia 1.2%
Indonesia Government International Bonds
(b)
10/12/2035 8.500% 250,000 298,741
01/17/2038 7.750% 2,290,000 2,627,807
Perusahaan Penerbit SBSN Indonesia III
(b)
06/06/2032 4.700% 1,000,000 974,243
07/23/2035 5.200% 1,000,000 974,528
Total 4,875,319
Italy 0.9%
Italy Buoni Poliennali Del Tesoro
(b)
02/01/2037 4.000% EUR 3,106,000 3,580,662
1 1 1 1 3,580,662
Japan 0.9%
Japan Government Ten Year Bonds
09/20/2032 0.200% JPY 249,500,000 1,387,376
06/20/2033 0.400% JPY 409,000,000 2,256,431
Total 3,643,807
Kazakhstan 0.5%
Kazakhstan Government International Bonds
(b)
07/01/2032 5.000% 900,000 888,933
04/09/2035 4.714% 1,300,000 1,235,470
Total 2,124,403
Mexico 1.2%
Mexico Government International Bonds
05/07/2036 6.000% 2,558,000 2,494,362
05/13/2037 6.875% 1,000,000 1,024,880
08/27/2037 6.250% 1,150,000 1,122,740
Total 4,641,982
Morocco 0.5%
Morocco Government International Bonds
(b)
09/08/2033 6.500% 1,675,000 1,750,857
1 1 1 1 1,750,857
New Zealand 0.9%
New Zealand Government Bonds
(b)
04/14/2033 3.500% NZD 5,691,000 3,172,821
New Zealand Government Bonds
05/15/2036 4.250% NZD 600,000 340,818
Total 3,513,639
Norway 0.9%
Norway Government Bonds
(b)
05/18/2032 2.125% 1,350,000 125,872
08/15/2033 3.000% NOK 33,770,000 3,262,059
Total 3,387,931
Panama 0.9%
Panama Government International Bonds
09/29/2032 2.252% 800,000 660,852
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(d),(e)
(continued)
02/14/2035 6.400% 2,750,000 2,844,087
Total 3,504,939
Paraguay 0.2%
Paraguay Government International Bonds
(b)
01/29/2033 2.739% 400,000 347,887
06/28/2033 3.849% 400,000 365,661
Total 713,548
Peru 0.6%
Peru Government International Bonds
01/15/2034 3.000% 2,684,000 2,273,722
1 1 1 1 2,273,722
Philippines 0.6%
Philippines Government International Bonds
01/20/2040 3.950% 1,600,000 1,317,771
03/01/2041 3.700% 1,400,000 1,092,839
Total 2,410,610
Romania 0.8%
Romania Government International Bonds
(b)
01/30/2034 6.375% 2,000,000 2,001,334
03/24/2035 5.750% 1,000,000 954,388
Total 2,955,722
Serbia 0.5%
Serbia International Bonds
(b)
06/12/2034 6.000% 2,075,000 2,076,145
1 1 1 1 2,076,145
South Africa 0.7%
Republic of South Africa Government
International Bonds
(b)
11/19/2036 7.100% 900,000 942,505
12/11/2037 6.125% 1,700,000 1,629,721
Total 2,572,226
Sweden 0.9%
Sweden Government Bonds
(b)
05/12/2031 0.125% SEK 5,620,000 522,757
11/11/2033 1.750% SEK 22,210,000 2,163,029
05/11/2035 2.250% SEK 7,705,000 765,882
Total 3,451,668
Switzerland 0.9%
Swiss Confederation Government Bonds
(b)
04/08/2033 3.500% CHF 1,585,000 2,364,829
06/27/2037 1.250% CHF 800,000 1,066,723
Total 3,431,552
Trinidad and Tobago 0.3%
Trinidad & Tobago Government International
Bonds
(b)
01/28/2036 6.500% 1,000,000 1,009,653
1 1 1 1 1,009,653

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(d),(e)
(continued)
Turkey 1.2%
Turkiye Government International Bonds
01/03/2035 6.500% 2,350,000 2,245,119
01/14/2041 6.000% 2,650,000 2,264,921
Total 4,510,040
United Arab Emirates 0.7%
Finance Department Government of Sharjah
(b)
03/06/2036 6.125% 1,500,000 1,475,239
Sharjah Sukuk Program Ltd.
(b)
03/19/2034 6.092% 1,200,000 1,229,805
Total 2,705,044
United Kingdom 0.9%
U.K. Gilts
(b)
03/07/2035 4.500% GBP 1,775,000 2,308,040
10/22/2035 4.750% GBP 900,000 1,184,527
Total 3,492,567
Uruguay 0.9%
Uruguay Government International Bonds
10/28/2034 5.750% 2,080,000 2,135,545
02/14/2037 5.442% 1,200,000 1,195,236
Total 3,330,781
Total Foreign Government Obligations
(Cost $ 101,556,152 ) 100,310,745
Issuer ... Yield
Principal
Amount ($) .
...
Value ($)
Treasury Bills 7 .0%
United States 7.0%
U.S. Treasury Bills
08/06/2026 3.035% 17,000,000 16,994,910
09/24/2026 3.638% 10,000,000 9,946,645
Total 26,941,555
Total Treasury Bills
(Cost $ 26,937,948 ) 26,941,555
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 9 .8%
U.S. Treasury Bonds
05/15/2042 3.000% 3,960,000 3,031,874
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations (continued)
08/15/2042 2.750% 7,356,000 5,398,613
11/15/2042 4.000% 500,000 434,219
02/15/2043 3.875% 300,000 255,563
05/15/2043 2.875% 900,000 663,047
05/15/2043 3.875% 1,000,000 849,531
08/15/2043 3.625% 1,000,000 818,281
08/15/2043 4.375% 410,000 370,730
11/15/2043 4.750% 1,000,000 945,938
02/15/2044 4.500% 1,970,000 1,803,165
05/15/2044 3.375% 500,000 391,016
02/15/2049 3.000% 1,000,000 694,688
02/15/2051 1.875% 1,000,000 526,563
05/15/2051 2.375% 1,000,000 593,438
08/15/2051 2.000% 2,000,000 1,078,438
11/15/2051 1.875% 2,000,000 1,040,313
02/15/2052 2.250% 1,500,000 855,938
05/15/2052 2.875% 1,000,000 657,188
08/15/2052 3.000% 1,000,000 673,594
11/15/2052 4.000% 1,500,000 1,222,031
02/15/2053 3.625% 1,000,000 760,781
05/15/2053 3.625% 1,000,000 759,844
08/15/2053 4.125% 1,000,000 831,719
08/15/2055 4.750% 1,790,000 1,653,233
05/15/2056
5.000% 350,000 336,711
U.S. Treasury Notes
08/15/2034 3.875% 1,000,000 949,844
11/15/2034 4.250% 1,000,000 973,125
02/15/2035 4.625% 1,815,000 1,811,029
05/15/2035 4.250% 1,500,000 1,455,000
08/15/2035 4.250% 1,780,000 1,723,819
11/15/2035 4.000% 2,090,000 1,981,580
02/15/2036
4.125% 2,450,000 2,342,046
1 1 1 1 1
Total U.S. Treasury Obligations
(Cost $ 39,375,048 ) 37,882,899
. Shares
.....
Value ($)
Money Market Funds 7 .5%
Columbia Short-Term Cash Fund, 3.813%
(f),(g)
29,060,156 29,042,719
1 1 1
Total Money Market Funds
(Cost $ 29,044,383 ) 29,042,719
Total Investments in Securities
(Cost $ 443,055,754 ) 437,221,010
Other Assets & Liabilities, Net (50,878,628)
Net Assets 386,342,382
(a) Represents a security purchased on a when-issued basis.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $175,401,140, which represents 45.40% of total net assets.

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, July 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
34,266,502
(5,222,119)
(1,664)
29,042,719
—
(241)
90,050
29,060,156
1
At July 31, 2026, securities and/or cash totaling $274,000 were pledged as collateral.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(c) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) The rate shown is the seven-day current annualized yield at July 31, 2026.
(g) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
July 31, 2026 are as follows:
Abbreviation Legend
CMT Constant Maturity Treasury
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canada Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona

3QT290_(09/26)
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